Equity - Summary of Classes of Share Capital - Preferred Shares (Detail) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Oct. 31, 2019
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 87,701
Balance at end of period	$ 88,802	$ 81,670	$ 87,701
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	232.0	200.0	200.0
Shares issued, Number of shares	0.0		32.0
Ending balance, Number of shares	232.0		232.0
Balance at beginning of period	$ 5,800	$ 5,000	$ 5,000
Shares issued, Amount		350	800
Balance at end of period	$ 5,800	$ 5,350	$ 5,800